Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income before income taxes was derived from the following sources:

	2012	2011	2010
United States	$810,150	$681,910	$354,675
Foreign	766,548	731,811	400,142
	$1,576,698	$1,413,721	$754,817

Schedule of Components of Income Tax Expense (Benefit)
Income taxes include the following:

	2012	2011	2010
Federal
Current	$255,991	$121,292	$84,878
Deferred	(48,252)	34,136	6,104
Foreign
Current	191,167	193,064	105,927
Deferred	(29)	(24,229)	(22,788)
State and local
Current	30,500	21,500	25,000
Deferred	(8,171)	10,808	(669)
	$421,206	$356,571	$198,452

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2012	2011	2010
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	0.9	1.8	2.1
Foreign tax rate difference	(5.8)	(8.7)	(7.4)
Cash surrender of life insurance	0.1	(0.9)	(1.0)
Federal manufacturing deduction	(1.6)	(0.9)	(0.6)
Research tax credit	(0.4)	(1.1)	(0.7)
Other	(1.5)	—	(1.1)
Effective income tax rate	26.7%	25.2%	26.3%

Schedule of Deferred Tax Assets and Liabilities
The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2012	2011
Retirement benefits	$751,676	$374,005
Other liabilities and reserves	134,358	161,954
Long-term contracts	27,726	7,355
Stock-based incentive compensation	70,129	63,590
Loss carryforwards	175,571	186,613
Unrealized currency exchange gains and losses	9,057	43,484
Inventory	18,535	24,623
Foreign tax credit carryforward	19,079	—
Depreciation and amortization	(480,791)	(479,103)
Valuation allowance	(176,079)	(192,904)
Net deferred tax asset	$549,261	$189,617
Change in net deferred tax asset:
Provision for deferred tax	$56,452	$(20,715)
Items of other comprehensive (loss)	319,352	(131,552)
Acquisitions and other	(16,160)	(1,519)
Total change in net deferred tax	$359,644	$(153,786)

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance July 1	$81,156	$82,089	$132,954
Additions for tax positions related to current year	66,500	8,398	10,815
Additions for tax positions of prior years	11,047	10,015	23,408
Additions for acquisitions	—	—	294
Reductions for tax positions of prior years	(23,456)	(15,060)	(64,821)
Reductions for settlements	(23,434)	(7,133)	(21,770)
Reductions for expiration of statute of limitations	(1,636)	—	(37)
Effect of foreign currency translation	(442)	2,847	1,246
Balance June 30	$109,735	$81,156	$82,089